Investments accounted for using the equity method - Reconciliation (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using the equity method
Opening balance	₺ 1,374,368	₺ 278,365
Shares of profit	316,934	116,101	₺ (20,934)
Contribution to capital increase	615,562	979,902	187,150
Closing balance	₺ 2,306,864	₺ 1,374,368	₺ 278,365